Summary of the material accounting policies: Consolidation (Details)					12 Months Ended
	Dec. 11, 2025	Oct. 10, 2025	Oct. 07, 2024	Sep. 22, 2023	Dec. 31, 2025	Dec. 31, 2024
Subsidiary
Percentage of ownership interest in subsidiary		60.00%	60.00%	60.00%
Aeropuerto de Cancun, S. A. de C. V.
Subsidiary
Percentage of ownership interest in subsidiary					100.00%	100.00%
Aeropuerto de Cozumel, S. A. de C. V.
Subsidiary
Percentage of ownership interest in subsidiary					100.00%	100.00%
Aeropuerto de Mrida, S. A. de C. V.
Subsidiary
Percentage of ownership interest in subsidiary					100.00%	100.00%
Aeropuerto de Huatulco, S. A. de C. V.
Subsidiary
Percentage of ownership interest in subsidiary					100.00%	100.00%
Aeropuerto de Oaxaca, S. A. de C. V.
Subsidiary
Percentage of ownership interest in subsidiary					100.00%	100.00%
Aeropuerto de Veracruz, S. A. de C. V.
Subsidiary
Percentage of ownership interest in subsidiary					100.00%	100.00%
Aeropuerto de Villahermosa, S. A. de C. V.
Subsidiary
Percentage of ownership interest in subsidiary					100.00%	100.00%
Aeropuerto de Tapachula, S. A. de C. V.
Subsidiary
Percentage of ownership interest in subsidiary					100.00%	100.00%
Aeropuerto de Minatitln, S. A. de C. V.
Subsidiary
Percentage of ownership interest in subsidiary					100.00%	100.00%
Cancun Airport Services, S. A. de C. V.
Subsidiary
Percentage of ownership interest in subsidiary					100.00%	100.00%
Aerostar Airport Holdings, LLC
Subsidiary
Percentage of ownership interest in subsidiary					60.00%	60.00%
Sociedad Operadora de Aeropuertos Centro Norte, S.A.
Subsidiary
Percentage of ownership interest in subsidiary					100.00%	100.00%
ASUR Dominicana, LLC.
Subsidiary
Percentage of ownership interest in subsidiary					100.00%	100.00%
RH Asur, S. A. de C. V.
Subsidiary
Percentage of ownership interest in subsidiary					100.00%	100.00%
Servicios Aeroportuarios del Sureste, S. A. de C. V.
Subsidiary
Percentage of ownership interest in subsidiary					100.00%	100.00%
Asur FBO, S. A. de C. V.
Subsidiary
Percentage of ownership interest in subsidiary					100.00%	100.00%
Caribbean Logistics, S. A. de C. V.
Subsidiary
Percentage of ownership interest in subsidiary					100.00%	100.00%
Cargo RF, S. A. de C. V
Subsidiary
Percentage of ownership interest in subsidiary					100.00%	100.00%
ASUR Airports JFK T1, LLC
Subsidiary
Percentage of ownership interest in subsidiary	100.00%
ASUR Airports JFK T1, LLC | ASUR Airports LLC
Subsidiary
Percentage of ownership interest in subsidiary	100.00%
ASUR Airports JFK T8, LLC
Subsidiary
Percentage of ownership interest in subsidiary	100.00%
ASUR Airports JFK T8, LLC | ASUR Airports LLC
Subsidiary
Percentage of ownership interest in subsidiary	100.00%
ASUR US Commercial Airports, LLC
Subsidiary
Percentage of ownership interest in subsidiary					100.00%	100.00%
JFK T8 Innovation Partners, LLC
Subsidiary
Percentage of ownership interest in subsidiary	81.38%
JFK T8 Innovation Partners, LLC | ASUR Airports LLC
Subsidiary
Percentage of ownership interest in subsidiary	81.38%